October 30, 2007

Supplement

SUPPLEMENT DATED OCTOBER 30, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY FOCUS GROWTH FUND
Dated April 30, 2007

The section of the Prospectus entitled ‘‘The Fund — Investment Objective’’ is hereby deleted and replaced with the following:

Morgan Stanley Focus Growth Fund seeks long-term capital growth.

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The first sentence of the section of the Prospectus entitled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Fund normally invests at least 65% of its assets in a portfolio of common stocks (including depositary receipts).

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The following paragraph is hereby added as the ninth paragraph to the section of the Prospectus entitled ‘‘The Fund — Principal Risks’’:

Non-Diversified Status.    The Fund is a ‘‘non-diversified’’ mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with ‘‘diversified’’ funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund’s assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AMOSPT

October 30, 2007

Supplement

SUPPLEMENT DATED OCTOBER 30, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FOCUS GROWTH FUND
Dated April 30, 2007

The section of the Fund’s Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — A. Classification’’ is hereby deleted and replaced with the following:

The Fund is an open-end, non-diversified management investment company whose investment objective is long-term capital growth.

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The first paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Fund Policies / Investment Restrictions — The Fund will’’ is hereby deleted and replaced with the following:

1. Seek long-term capital growth.

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The first paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Fund Policies / Investment Restrictions — The Fund will not’’ is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.